Offerings - Offering: 1	Aug. 02, 2024 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered | shares	495,086
Proposed Maximum Offering Price per Unit	129.35
Maximum Aggregate Offering Price	$ 64,039,374.10
Fee Rate	0.01476%
Amount of Registration Fee	$ 9,452.21
Offering Note	1. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement on Form S-8 covers any additional securities to be offered or issued from stock splits, stock dividends or similar transactions or pursuant to anti-dilution adjustments. 2. Estimated pursuant to Rule 457(c) and (h) solely for purposes of calculating the registration fee. The price is calculated on the basis of the average of the high and low prices of the Registrant's shares of common stock on August 1, 2024, as reported on the New York Stock Exchange. 3. Represents additional shares of the Registrant's common shares, no par value per share, issuable under the Amended and Restated 2015 Stock Incentive Plan.